Share-Based Compensation Plan - Summary of Performance-Based Restricted Share Units (Detail) - Performance based restricted stock units [member]	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of year	$ 2.82
Issued		$ 6.00
Vested	3.06	2.20
Expired		2.20
Outstanding at end of year	5.56	$ 2.82
Earned but unissued at end of year	$ 5.08
Beginning of year	128,000
Issued		21,000
Vested	(50,334)	(768,000)
Expired		(10,000)
Outstanding at end of year	1,056,666	128,000
Earned but unissued at end of year	175,333
Exercise price in CA$ 5.79 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	$ 5.79	$ 2.20
Issued	979,000	885,000